Decommissioning and Rehabilitation Provision (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Disclosure of detailed information about decommissioning and rehabilitation provision [Text Block]
	December 31 2018	December 31 2017

Balance – beginning of year	$5,055	$4,955

Increase due to re-estimation	163	37
Accretion expense, included in finance costs	68	63

Balance – end of year	$5,286	$5,055